Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2060 Portfolio
September 30, 2022
VIPF2060-NPRT3-1122
1.9893091.103
Domestic Equity Funds - 48.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	20,752	783,396
VIP Equity-Income Portfolio Initial Class (a)	33,452	737,960
VIP Growth & Income Portfolio Initial Class (a)	41,324	907,059
VIP Growth Portfolio Initial Class (a)	15,521	1,106,213
VIP Mid Cap Portfolio Initial Class (a)	7,275	226,748
VIP Value Portfolio Initial Class (a)	35,126	535,665
VIP Value Strategies Portfolio Initial Class (a)	19,893	263,979
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,872,812)		4,561,020

International Equity Funds - 41.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	155,071	1,373,927
VIP Overseas Portfolio Initial Class (a)	132,794	2,517,771
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,979,844)		3,891,698

Bond Funds - 8.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	20,806	200,361
Fidelity International Bond Index Fund (a)	5,876	51,945
Fidelity Long-Term Treasury Bond Index Fund (a)	53,971	558,597
VIP High Income Portfolio Initial Class (a)	5,685	25,467
TOTAL BOND FUNDS (Cost $995,732)		836,370

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $66,734)	66,734	66,734

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,915,122)	9,355,822
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,107)
NET ASSETS - 100.0%	9,354,715

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	179,029	134,635	90,488	-	(1,468)	(21,347)	200,361
Fidelity International Bond Index Fund	44,559	49,248	35,648	181	(1,899)	(4,315)	51,945
Fidelity Long-Term Treasury Bond Index Fund	337,297	518,160	138,449	8,446	(13,442)	(144,969)	558,597
VIP Contrafund Portfolio Initial Class	765,743	478,053	186,183	7,304	(18,504)	(255,713)	783,396
VIP Emerging Markets Portfolio Initial Class	1,337,151	904,955	390,831	-	(53,617)	(423,731)	1,373,927
VIP Equity-Income Portfolio Initial Class	809,906	395,151	334,397	1,048	(9,813)	(122,887)	737,960
VIP Government Money Market Portfolio Initial Class 2.72%	-	66,734	-	-	-	-	66,734
VIP Growth & Income Portfolio Initial Class	922,033	494,076	347,379	1,810	(6,919)	(154,752)	907,059
VIP Growth Portfolio Initial Class	783,146	855,098	220,790	37,318	(20,901)	(290,340)	1,106,213
VIP High Income Portfolio Initial Class	133,525	56,343	151,761	52	(11,485)	(1,155)	25,467
VIP Investment Grade Bond II Portfolio - Initial Class	-	56,456	56,384	-	(72)	-	-
VIP Investment Grade Bond Portfolio Initial Class	84,863	56,942	134,079	2,771	(7,806)	80	-
VIP Mid Cap Portfolio Initial Class	224,618	128,308	64,724	5,303	(5,430)	(56,024)	226,748
VIP Overseas Portfolio Initial Class	2,395,363	1,797,521	609,387	19,003	(53,410)	(1,012,316)	2,517,771
VIP Value Portfolio Initial Class	593,802	293,351	248,681	7,896	(4,309)	(98,498)	535,665
VIP Value Strategies Portfolio Initial Class	290,886	144,113	112,006	2,525	(2,972)	(56,042)	263,979
	8,901,921	6,429,144	3,121,187	93,657	(212,047)	(2,642,009)	9,355,822

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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